3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (m) Right-of-use assets and lease liabilities: Schedule of Expected life and residual values for the Company's right of use asset (Details)	12 Months Ended
Jan. 31, 2026 CAD ($)
Details
Office Lease, Expected Life	Up to 1 year
Office Lease, Residual Value	$ 0